Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Accounts Receivable

		December 31	December 31
(in thousands)	Note	2019	2018

Trade receivables from provisional concentrate sales, net of fair value adjustment	6	$4,350	$1,332

Other accounts receivable		2,788	854

Total accounts receivable		$7,138	$2,186